Loans and Related Allowance for Loan Losses	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
(3)	Loans and Related Allowance for Loan Losses

Commitments to extend credit are agreements to lend to customers, provided that terms and conditions of the commitment are met. Commitments are generally funded from loan principal repayments, excess liquidity and deposits. Since certain of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Substantially all of the Company's outstanding commitments at June 30, 2012 and 2011 are for loans, which would be secured by various forms of collateral with values in excess of the commitment amounts. The Company's exposure to credit loss under these contracts in the event of non-performance by the other parties, assuming that the collateral proves to be of no value, is represented by the commitment amounts.

Outstanding commitments to extend credit are as follows:

	June 30, 2012
(In thousands)	Fixed rate	Floating rate
Real estate loans	$1,155	$11,174
Undisbursed lines of credit	5,787	4,008
	$6,942	$15,182

	June 30, 2011
(In thousands)	Fixed rate	Floating rate
Commercial business loans	$1,250	$-
Real estate loans	3,326	4,069
Undisbursed lines of credit	6,113	4,117
	$10,689	$8,186

As of June 30, 2012 and 2011, the Company was servicing loans for the benefit of others in the amount of $13,895,000 and $14,533,000, respectively. These balances represent commercial and commercial real estate participations sold. No servicing assets or liabilities have been recognized on these transactions as the Company has determined that the benefits of servicing are just adequate to compensate the servicer for its servicing responsibilities.

The Company has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, officers, their immediate families and affiliated companies (commonly referred to as related parties), on the same terms including interest rates and collateral, as those prevailing at the time for comparable transactions with others. The following table presents a summary of the activity of loans receivable from related parties:

(in thousands)	At June 30,
	2012	2011
Beginning balance	$269	$262
New loans or draws on existing loans	46	19
Loan repayments	(21)	(12)
Ending balance	$294	$269

The following tables summarize the allowance for loan losses and recorded investment in loans receivable:

(in thousands)		Commercial
	Commercial	Real Estate	Construction	Residential	Consumer	Total
Allowance for credit losses:
Beginning balance at July 1, 2011:	$1,512	$1,835	$368	$114	$365	$4,194
Provisions	1,924	330	884	(8)	(29)	3,101
Charge-offs	(2,044)	(1,309)	(987)	(18)	(175)	(4,533)
Recoveries	173	506	228	1	71	979
Ending balance at June 30, 2012	$1,565	$1,362	$493	$89	$232	$3,741

Ending balance: individually evaluated for impairment	$250	$447	$191	$-	$-	$888
Ending balance: collectively evaluated for impairment	$1,315	$915	$302	$89	$232	$2,853

(in thousands)		Commercial
As of June 30, 2012	Commercial	Real Estate	Construction	Residential	Consumer	Total
Loan receivables:
Ending balance	$42,037	$53,892	$9,024	$62,481	$9,902	$177,336
Ending balance: individually evaluated for impairment	$4,801	$4,838	$1,622	$162	$7	$11,430
Ending balance: collectively evaluated for impairment	$37,236	$49,054	$7,402	$62,319	$9,895	$165,906

		Commercial
(in thousands)	Commercial	Real Estate	Construction	Residential	Consumer	Total
Allowance for credit losses:
Beginning balance at
July 1, 2010:	$1,472	$386	$1,043	$76	$550	$3,527
Provisions	432	2,312	(496)	43	427	2,718
Charge-offs	(595)	(863)	(206)	(5)	(690)	(2,359)
Recoveries	203	-	27	-	78	308
Ending balance at
June 30, 2011	$1,512	$1,835	$368	$114	$365	$4,194

Ending balance: individually evaluated for impairment	$924	$271	$-	$-	$-	$1,195
Ending balance: collectively evaluated for impairment	$588	$1,564	$368	$114	$365	$2,999

(in thousands)		Commercial
As of June 30, 2011	Commercial	Real Estate	Construction	Residential	Consumer	Total
Loan receivables:
Ending balance	$53,422	$52,367	$12,281	$56,068	$12,626	$186,764
Ending balance: individually evaluated for impairment	$6,832	$4,213	$1,899	$615	$40	$13,599
Ending balance: collectively evaluated for impairment	$46,590	$48,154	$10,382	$55,453	$12,586	$173,165

The following tables set forth information with respect to the Company’s impaired loans by portfolio class:

		Unpaid		Average	Interest
(in thousands)	Recorded	Principal	Related	Recorded	Income
As of June 30, 2012	Investment	Balance	Allowance	Investment	Recorded
Impaired loans with no related allowance recorded:

Construction	$109	$564	$-	$1,363	$3
Commercial real estate	3,944	4,649	-	2,800	130
Commercial	2,973	2,973	-	3,346	178
Residential	162	162	-	204	7
Consumer	7	7	-	1	-

Impaired loans with an allowance recorded:

Construction	$1,513	$1,872	$191	$729	$98
Commercial real estate	894	1,109	447	1,734	-
Commercial	1,829	3,569	250	2,545	93

Total impaired loans:

Construction	$1,622	$2,436	$191	$2,092	$101
Commercial real estate	4,838	5,758	447	4,534	130
Commercial	4,801	6,542	250	5,891	271
Residential	162	162	-	204	7
Consumer	7	7	-	1	-

		Unpaid		Average	Interest
(in thousands)	Recorded	Principal	Related	Recorded	Income
As of June 30, 2011	Investment	Balance	Allowance	Investment	Recorded
Impaired loans with no related allowance recorded:

Construction	$1,899	$2,245	$-	$1,896	$-
Commercial real estate	2,666	3,129	-	5,256	25
Commercial	3,201	3,102	-	3,363	10
Residential	615	615	-	490	-
Consumer	40	40	-	42	-

Impaired loans with an allowance recorded:

Construction	$-	$-	$-	$202	$-
Commercial real estate	1,547	1,547	271	1,553	-
Commercial	3,631	3,731	924	3,681	-

Total impaired loans:

Construction	$1,899	$2,245	$-	$2,098	$-
Commercial real estate	4,213	4,676	271	6,809	25
Commercial	6,832	6,833	924	7,044	10
Residential	615	615	-	490	-
Consumer	40	40	-	42	-

Management uses an eight point internal risk rating system to monitor the credit quality of the overall loan portfolio. The first four categories are considered not criticized, and are aggregated as “Pass” rated. Risks Ratings One through Three are deemed “acceptable”. Four rated credits require a quarterly review, because potential weakness in some form may exist. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification. Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt, may be on non-accrual, and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected. Loans greater than 90 days past due are considered Substandard. Loans in the Doubtful category are on non-accrual and have a definite loss of an undetermined amount. The portion of any loan that represents a specific allocation of the allowance for loan losses is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan rating process with several layers of internal and external oversight. Generally, consumer and residential loans are included in the Pass categories unless a specific action, such as a delinquency, bankruptcy, repossession or death occurs to raise awareness of a possible credit event. The Company’s Commercial Loan Officers are responsible for timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis. Commercial Loans, Commercial Real Estate Loans, Construction Loans, Residential Loans, and Consumer Loans that are greater than 30 days past due are individually reviewed on a monthly basis and reported to the Board of Directors. In addition, all Commercial, Commercial Real Estate, Construction, Residential and Consumer Loans rated Four through Eight are evaluated with a detailed review, including plans for resolution, and presented to the Watch Committee quarterly. Loans in the Special Mention, Substandard and Doubtful categories are evaluated for impairment and are given separate consideration in the determination of the allowance. The Company engages an external consultant to conduct loan reviews every twelve to eighteen months. Generally, the external consultant randomly reviews relationships within the Commercial and Commercial Real Estate portfolios with an emphasis on loans over $500,000, concentrations, criticized assets, non-performing and Regulation O Loans.

The following table sets forth information with respect to the Company’s credit quality indicators as of June 30, 2012 and 2011.

(in thousands)

Commercial Credit Exposure

Credit Risk Profile by Internally

Assigned Grade

	Commercial		Commercial Real Estate		Construction		Residential
	2012	2011	2012	2011	2012	2011	2012	2011
Pass	$30,471	$43,887	$45,874	$40,960	$4,876	$7,556	$61,538	$55,297
Special Mention	4,672	1,459	1,582	1,212	2,526	2,826	93	56
Substandard	6,700	7,031	5,510	9,067	1,622	1,899	850	715
Doubtful	194	1,045	926	1,128	-	-	-	-
Total	$42,037	$53,422	$53,892	$52,367	$9,024	$12,281	$62,481	$56,068

Consumer Credit Exposure

Credit Risk Profile by Internally

Assigned Grade

	Consumer
	2012	2011
Performing	$9,895	$12,586
Nonperforming	7	40
Total	$9,902	$12,626

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of June 30, 2012 and 2011:

	June 30, 2012
			Greater Than
	30-59	60-89	90 Days	Total		Non-
	Days	Days	and Still	Past		Accrual	Total
(in thousands)	Past Due	Past Due	Accruing	Due	Current	Loans	Loans
Commercial	$1,480	$1	$-	$1,481	$37,902	$2,654	$42,037
Commercial real estate	-	1,308	-	1,308	48,168	4,416	53,892
Construction	-	-	-	-	7,402	1,622	9,024
Residential	107	291	-	398	61,921	162	62,481
Consumer	229	15	-	244	9,651	7	9,902
Total	$1,816	$1,615	$-	$3,431	$165,044	$8,861	$177,336

	June 30, 2011
			Greater Than
	30-59	60-89	90 Days	Total		Non-
	Days	Days	and Still	Past		Accrual	Total
(in thousands)	Past Due	Past Due	Accruing	Due	Current	Loans	Loans
Commercial	$648	$2,048	$-	$2,696	$46,556	$4,170	$53,422
Commercial real estate	337	-	-	337	48,244	3,786	52,367
Construction	-	-	-	-	10,946	1,335	12,281
Residential	363	56	-	419	55,034	615	56,068
Consumer	165	41	-	206	12,380	40	12,626
Total	$1,513	$2,145	$-	$3,658	$173,160	$9,946	$186,764

The following table summarizes information relative to troubled debt restructurings by loan portfolio class:

	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
(in thousands)

June 30, 2012
Commercial	$5,191	$5,191	$3,212
Commercial Real Estate	1,208	1,208	1,180
Construction	1,722	1,722	1,129

During the fiscal year ended June 30, 2012, the Company did not restructure any loans. Restructured loans are subject to periodic credit reviews to determine the necessity and adequacy of a specific loan loss allowance based on the collectability of the recorded investment in the restructured loan.

As of June 30, 2012, there was a $1.0 million commercial land development loan, two commercial loans with a carrying value of $1.1 million, two commercial real estate loans with a carrying value of $1.8 million and a $109,000 residential land acquisition/development loan which represented defaulted troubled debt restructures. Three forbearance agreements were negotiated during fiscal year 2009, two were negotiated during fiscal year 2010 and modified during fiscal year 2011, while three were negotiated in fiscal year 2011, prior to June 30, 2011.

There are forbearance agreements on all loans currently classified as troubled debt restructures. The terms of these forbearance agreements vary whereby principal payments have been decreased, interest rates have been reduced, and/or the loan will be repaid as collateral is sold.

As a result of adopting the amendments in Accounting Standards Update No. 2011-02, the Company reassessed all troubled debt restructurings that occurred on or after the beginning of the current fiscal year of July 1, 2011, for identification as troubled debt restructurings. The Company identified no loans for which the allowance for loan losses had previously been measured under a general allowance of credit losses methodology that are now considered troubled debt restructurings in accordance with Accounting Standards Update No. 2011-02.